Document and Entity Information	Oct. 19, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001816736
Document Type	8-K
Document Period End Date	Oct. 19, 2026
Entity Registrant Name	Disc Medicine, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39438
Entity Tax Identification Number	85-1612845
Entity Address, Address Line One	321 Arsenal Street
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	674-9274
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IRON
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false